Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our Board and senior management recognize the critical importance of maintaining the trust and confidence of our clients, business partners and employees. Our management, led by our Chief Executive Officer and Chief Financial Officer, is actively involved in the oversight of our risk management efforts, and cybersecurity represents an important component of the Company’s overall approach to enterprise risk management (“ERM”). Our cybersecurity processes and practices are fully integrated into the Company’s ERM efforts. In general, we seek to address cybersecurity risks through a cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

The responsibility for assessing and managing risks from cybersecurity threats primarily rests with the Head of Engineering. Head of Engineering plays a pivotal role in ensuring the security and resilience of our systems and data against cyber threats as he possesses a deep understanding of our technological infrastructure, software development processes, and inherent security requirements. Our Engineering and IT Team follows the below Cybersecurity policy:

Brief & Purpose

Our cyber security outlines the guidelines for limiting and managing the risk of security related incidents that would impact our customers, data and technology infrastructure.

While we continue to implement technical solutions, cyber security practices and alerts to improve our response to any potential cyber security risk, it’s still important to address the most common weakest link in any security platform; the human factor.

Scope

This policy applies to all of our employees, vendors, suppliers, and anyone who has permanent or temporary access to our systems, offices and hardware across the globe in any of our physical hubs or remotely.

Components

●	Confidential Data.
●	Personally Identifiable Information (PII).
●	Digital devices and IT assets.
●	Passwords.
●	Email & Textual Communication Security.
●	API Keys, Service Accounts and Cryptographic Keys.

Disciplinary Action

We recognize that the price of learning is mistakes. However, continued behavior that compromises the security of our customers and organization is not accepted or tolerated. Employees who fail to adhere to this policy may face disciplinary action:

◾	First-time, unintentional, small-scale breach of policy:

A verbal warning shall be issued along with the necessary security training.

◾	Intentional, repeated or large-scale breach of policy:

Severe disciplinary action up to and including termination, as well as legal litigation.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity processes and practices are fully integrated into the Company’s ERM efforts. In general, we seek to address cybersecurity risks through a cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Management oversees cybersecurity risk mitigation and reports to the Board any cybersecurity incidents. Further, our Audit Committee periodically discusses cybersecurity. Our engineering management has prior work experience in cybersecurity and possess relevant degrees and certifications.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management oversees cybersecurity risk mitigation and reports to the Board any cybersecurity incidents
Cybersecurity Risk Role of Management [Text Block]	Our management, led by our Chief Executive Officer and Chief Financial Officer, is actively involved in the oversight of our risk management efforts,
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Head of Engineering
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our engineering management has prior work experience in cybersecurity and possess relevant degrees and certifications
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have implemented a cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true